Average Annual Total Returns - Government Money Market Funds-Capital Class - Capital		12 Months Ended	60 Months Ended	120 Months Ended
	Jan. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Government Money Market Fund
Prospectus [Line Items]
Average Annual Return, Percent		4.18%	3.14%	2.07%
Performance Inception Date	Apr. 30, 2026
Treasury Plus Money Market Fund
Prospectus [Line Items]
Average Annual Return, Percent		4.16%	3.13%	2.06%
Performance Inception Date	Apr. 30, 2026
100% Treasury Money Market Fund
Prospectus [Line Items]
Average Annual Return, Percent		4.16%	3.11%	2.04%
Performance Inception Date	Apr. 30, 2026